Investment in Financial Assets (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Feb. 23, 2023	Nov. 17, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ILS (₪) ₪ / shares	Dec. 31, 2022 USD ($) $ / shares
Investment in Financial Assets [Line Items]
Cash | ₪				₪ 2,500,000
Comprehensive income loss | $			$ 133
Investment amount | $		$ 1,500
Received shares | shares		230,769
Share capital percentage	51.00%	9.33%
Share price | $ / shares					$ 3.16
Comprehensive loss | $					$ 771
Ordinary Shares [Member]
Investment in Financial Assets [Line Items]
Par value | ₪ / shares				₪ 0.05
AutoMax Shares [Member]
Investment in Financial Assets [Line Items]
Par value | ₪ / shares				0.5
Exercise of price | ₪ / shares				₪ 0.41